Stockholder's Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands				3 Months Ended		12 Months Ended
	Nov. 06, 2017 USD ($) $ / shares shares	Nov. 01, 2017 Vote $ / shares shares	Oct. 23, 2017 shares	Mar. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Class Of Stock [Line Items]
Proceeds from initial public offering, net of underwriters discount and commissions | $							$ 117,337
Equity-based compensation | $						$ 9,100	5,400	$ 2,400
Unrecognized equity-based compensation expense | $						$ 31,300
Equity-based compensation costs not yet recognized, remaining weighted average period						3 years 7 months 6 days
2017 Plan [Member]
Class Of Stock [Line Items]
Options granted						931,000
Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Equity-based compensation | $				$ 2,200	$ 200	$ 6,400	$ 400
Amended and Restated Certificate of Incorporation [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized		20,000,000
Preferred stock, par value | $ / shares		$ 0.0001
IPO [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Unvested common units to purchase profit interests converted to units						1,901,327
IPO [Member] | Funko Acquisition Holdings, L.L.C. [Member] | Class A Units [Member]
Class Of Stock [Line Items]
Options to purchase units converted to common units						555,867,000
Class A Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized				200,000,000		200,000,000	200,000,000
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Number of vote per share | Vote		1
Common stock, shares outstanding	23,337,705			28,522,000	23,338,000	24,960,000	23,338,000
Common stock, shares issued				28,522,000		24,960,000	23,338,000
Equity-based compensation costs not yet recognized, remaining weighted average period						3 years 1 month 6 days
Unrecognized equity-based compensation expense related to options to purchase units | $						$ 6,400
Class A Common Stock [Member] | Restricted Stock Unit Activity [Member]
Class Of Stock [Line Items]
Equity-based compensation costs not yet recognized, remaining weighted average period						4 years 1 month 6 days
Unrecognized equity-based compensation expense related to unvested common units and restricted stock units | $						$ 22,500
Class A Common Stock [Member] | 2017 Plan [Member]
Class Of Stock [Line Items]
Common stock reserved for issuance			5,518,518
Class A Common Stock [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Former Equity Owners indirect ownership interests exchanged for common units		12,921,039				12,921,039
Common stock conversion basis		one-for-one				one-for-one
Common stock, shares outstanding				28,500,000		25,000,000	23,300,000
Class A Common Stock [Member] | Amended and Restated Certificate of Incorporation [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		200,000,000
Common stock, par value | $ / shares		$ 0.0001
Class A Common Stock [Member] | IPO [Member]
Class Of Stock [Line Items]
Shares issued under IPO	10,416,666
Sale of stock price per share | $ / shares	$ 12.00
Proceeds from initial public offering, net of underwriters discount and commissions | $	$ 117,300
Common stock, shares issued	10,416,666
Options granted			1,028,500
Class A Common Stock [Member] | IPO [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Shares issued under IPO						10,416,666
Class A Common Stock [Member] | Former Owner ownership interests exchanged [Member]
Class Of Stock [Line Items]
Common stock, shares issued		12,921,039
Class B Common Stock [Member]
Class Of Stock [Line Items]
Common stock, shares authorized				50,000,000		50,000,000	50,000,000
Common stock, par value | $ / shares				$ 0.0001		$ 0.0001	$ 0.0001
Number of vote per share | Vote		1
Common stock, shares outstanding	24,975,932			20,281,000	24,976,000	23,584,000	24,976,000
Common stock, shares issued				20,281,000		23,584,000	24,976,000
Class B Common Stock [Member] | Amended and Restated Certificate of Incorporation [Member]
Class Of Stock [Line Items]
Common stock, shares authorized		50,000,000
Common stock, par value | $ / shares		$ 0.0001
Common Units [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Number of shares sold	10,416,666
Equity-based compensation costs not yet recognized, remaining weighted average period						1 month 6 days
Unrecognized equity-based compensation expense related to unvested common units and restricted stock units | $						$ 2,400
Unvested Common Units [Member] | Funko Acquisition Holdings, L.L.C. [Member]
Class Of Stock [Line Items]
Equity-based compensation costs not yet recognized, remaining weighted average period						1 year 1 month 6 days